Annual Operating Expenses {- Fidelity Advisor® Dividend Growth Fund} - 11.30 Fidelity Advisor Dividend Growth Fund - AMCIZ PRO-13 - Fidelity Advisor® Dividend Growth Fund	Jan. 29, 2021
Fidelity Advisor Dividend Growth Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.31%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.25%
Total annual operating expenses	0.81%
Fidelity Advisor Dividend Growth Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.31%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.24%
Total annual operating expenses	1.05%
Fidelity Advisor Dividend Growth Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.31%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.30%
Total annual operating expenses	1.61%
Fidelity Advisor Dividend Growth Fund - Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.31%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual operating expenses	0.57%
Fidelity Advisor Dividend Growth Fund-Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.31%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.41%